DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2022

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 156.8%

	Alabama - 2.3%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,363,683

	Alaska - 1.1%
750	Anchorage Gen. Oblig.,
	4.00%, 09/01/38	877,633
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36
	Prerefunded 12/01/24 @ $100 (b)	321,137

		1,198,770

	Arizona - 4.7%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,548,033
650	Arizona St. Hlth. Fac. Auth. Rev.,
	HonorHealth Hosp. Proj.,
	5.00%, 12/01/42	712,343
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,095,741
190	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40
	Prerefunded 6/01/24 @ $100 (b)	206,878
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	333,665
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,061,343

		4,958,003

	California - 18.1%
1,260	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,392,084
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	361,126
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,703,727

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

$100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	$110,605
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Orchard Park Student Hsg. Proj.,
	4.00%, 5/15/39, BAM	114,356
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Orchard Park Student Hsg. Proj.,
	4.00%, 5/15/40, BAM	114,148
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,100,009
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,065,586
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	704,962
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,134,999
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,206,111
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	320,829
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	291,825
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,369,767
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,216,097
1,000	Santa Clarita Cmnty. Clg. Dist. Gen. Oblig.,
	3.00%, 8/01/49	1,026,407
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,087,182
575	Univ. of California Rev.,
	5.00%, 5/15/46	709,059
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	1,959,085

		18,987,964

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

	Colorado - 4.7%
$320	Colorado St. Rural Colorado COP,
	4.00%, 12/15/40	$369,953
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42
	Prerefunded 12/01/22 @ $100 (b)	1,035,755
2,015	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,440,938
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,124,232

		4,970,878

	Connecticut - 8.4%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,090,889
705	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	801,373
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	568,970
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	579,923
250	Connecticut St. Hgr. Edu. Supplemental
	Loan Auth. Rev.,
	3.25%, 11/15/36	249,507
470	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	482,404
435	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	447,665
150	Connecticut St. Hsg. Auth. Rev.,
	1.85%, 5/15/38	136,722
1,255	Connecticut St. Spl. Tax Oblig. Rev.,
	3.125%, 5/01/40	1,310,338
1,250	Hartford Cnty. Met. Dist. Clean Wtr. Proj. Rev.,
	5.00%, 2/01/33	1,586,645
1,300	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,534,806

		8,789,242

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

	District of Columbia - 1.1%
$1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	$1,196,775

	Florida - 22.3%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	884,443
750	Broward Cnty. Port Fac. Rev.,
	4.00%, 9/01/49	817,694
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,087,674
1,175	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	3.00%, 8/15/50, AGM	1,185,443
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,471,113
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,082,163
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	547,240
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,189,103
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	534,119
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,379,083
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,495,875
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/22 @ $100 (b)	257,257
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38
	Prerefunded 6/01/23 @ $100 (b)	1,055,967
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,552,991
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,502,196

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

$830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	$941,812
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	525,817
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	739,335
1,000	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,159,649

		23,408,974

	Georgia - 0.5%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	536,411

	Idaho - 0.3%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	284,185

	Illinois - 17%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	501,687
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,038,984
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	726,006
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	277,168
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	286,307
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	776,751
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	295,039
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	942,626
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	189,765

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

$1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	$1,179,447
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37
	Prerefunded 8/15/22 @ $100 (b)	532,373
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 9/01/42
	Prerefunded 9/01/24 @ $100 (b)	575,462
1,090	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,155,639
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,099,841
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,145,910
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,441,423
1,250	Illinois St. Hsg. Dev. Auth. Rev.,
	2.375%, 10/01/42	1,190,520
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	852,117
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	375,481
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,148,504
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,072,507

		17,803,557

	Indiana - 2.5%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	265,485
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,395,441

		2,660,926

	Kentucky - 1%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	1,061,008

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

	Louisiana - 4.9%
$1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	$1,320,369
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	638,707
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38
	Prerefunded 8/15/23 @ $100 (b)	1,328,653
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44
	Prerefunded 6/01/24 @ $100 (b)	326,650
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33
	Prerefunded 4/01/23 @ $100 (b)	523,021
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37
	Prerefunded 11/01/22 @ $100 (b)	1,032,421

		5,169,821

	Maine - 2.2%
100	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/01/23 @ $100 (b)	105,833
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	953,581
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	640,627
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	567,112

		2,267,153

	Maryland - 1.5%
500	Maryland St. Cmnty. Dev. Admin.,
	Dept. of Hsg. And Cmnty. Dev. Rev.,
	1.95%, 9/01/41	450,484
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39	1,081,014

		1,531,498

	Massachusetts - 6.9%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	3,812,768

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

$1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	$1,287,743
700	Massachusetts St. Hsg. Fin. Agy. Rev.,
	2.30%, 12/01/40	660,960
300	Massachusetts St. Hsg. Fin. Agy. Rev.,
	3.00%, 12/01/45	302,642
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,161,252

		7,225,365

	Michigan - 2.4%
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	613,894
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	591,004
1,020	Michigan St. Hsg. Dev. Auth. Rev.,
	2.80%, 12/01/45	1,026,262
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	241,127

		2,472,287

	Minnesota - 0.2%
210	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	210,982

	Mississippi - 0.7%
600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	691,500

	Nebraska - 2.2%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,299,305

	New Jersey - 2.6%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	427,204
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	270,656
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	1,994,900

		2,692,760

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

	New York - 11.5%
$300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	$326,456
235	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42
	Prerefunded 9/01/22 @ $100 (b)	241,119
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	620,881
450	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42
	Prerefunded 9/01/22 @ $100 (b)	461,718
15	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	15,367
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	660,406
3,000	New York City Hsg. Dev. Corp.,
	Sustainable Dev. Bonds,
	2.40%, 11/01/46	2,712,167
100	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/37, AGM	103,729
100	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/39, AGM	103,358
1,250	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/46, AGM	1,268,711
1,185	New York City Transitional Fin. Auth. Rev.,
	3.00%, 5/01/45	1,195,232
2,020	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,242,735
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	965,553
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	525,754
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	225,195
400	Utility Debt Securitization Auth.,
	Restructuring Rev.,
	5.00%, 12/15/31	429,029

		12,097,410

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

	North Carolina - 0.2%
$220	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	$222,485

	Ohio - 1.9%
775	Buckeye Tobacco Settlement Fin. Auth. Rev.,
	4.00%, 6/01/48	836,473
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	643,226
560	Ohio St. Hsg. Fin. Agy. Rev.,
	2.45%, 9/01/45	522,937

		2,002,636

	Oregon - 2.2%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	570,060
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	615,050
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,170,323

		2,355,433

	Pennsylvania - 4.1%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,139,334
850	Pennsylvania St. Tpk. Commission
	Oil Franchise Tax Rev.,
	5.00%, 12/01/46	1,046,763
450	Pennsylvania St. Tpk. Commission Rev.,
	6.375%, 12/01/38	568,168
500	Pennsylvania St. Tpk. Commission Rev.,
	4.00%, 12/01/46	557,204

		4,311,469

	Rhode Island - 1.1%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32
	Prerefunded 10/01/24 @ $100 (b)	1,180,279

	South Carolina - 2.3%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32
	Prerefunded 12/01/23 @ $100 (b)	2,145,674

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

$290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	$320,623

		2,466,297

	Tennessee - 3.4%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	273,151
220	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	226,793
305	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	322,850
335	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	351,149
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,373,583

		3,547,526

	Texas - 17.8%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	936,432
500	Carrollton-Farmers Branch Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 2/15/41, PSF	535,852
1,000	Central Texas Regl. Mobility Auth. Rev.,
	4.00%, 1/01/38	1,141,714
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/43, PSF	463,528
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/44, PSF	459,672
550	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/45, PSF	501,817
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41
	Prerefunded 12/01/25 @ $100 (b)	741,162
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32
	Prerefunded 7/01/22 @ $100 (b)	509,247
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,480,627
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,512,232
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,855,034

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

$1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/01/46, PSF	$1,058,602
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	1,057,467
1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	2,024,224
1,135	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,267,242
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	798,193
250	Spring Branch Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	3.00%, 2/01/43, PSF	264,119
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	1,114,566
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,013,545

		18,735,275

	Vermont - 0.5%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	568,323

	Virginia - 2%
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,085,810

	Washington - 0.4%
450	King Cnty. Gen. Oblig.,
	Adjustable Rate Bond,
	0.12%, 1/01/46	450,000

	Wisconsin - 1.8%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,584,420
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	264,514

		1,848,934

	Total Long-Term Investments
	(Cost $156,572,100)	164,652,924

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

Principal Amount (000)	Description (a)	Value

	TOTAL INVESTMENTS - 156.8%
	(Cost $156,572,100)	164,652,924
	Remarketable Variable Rate MuniFund Term Preferred Shares at liquidation value - (61.9)%	(65,000,000)
	Other assets less other liabilities - 5.1%	5,395,303

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$105,048,227

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

CAB - Capital Appreciation Bond

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2022:

Level 2
Municipal bonds	$164,652,924

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.